Financial Risk Management - Disclosure of Detailed Information About Hedging Instruments (Details) - Less than Six Months [Member] $ in Thousands	12 Months Ended
	Jan. 31, 2021 NZD ($) Integer	Jan. 31, 2020 NZD ($) Integer	Jan. 31, 2019 NZD ($) Integer
Buy USD / Sell NZD [Member]
Statement Line Items [Line Items]
Notional amounts | $			$ 34,395
Average exchange rate | Integer			0.6620
Buy AUD / Sell NZD [Member]
Statement Line Items [Line Items]
Notional amounts | $
Average exchange rate | Integer